Disposal groups classified as held for sale (Details) € in Thousands	Dec. 31, 2023 EUR (€) item	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Disposal groups classified as held for sale
Assets	€ 33,929,808	€ 35,754,114	€ 34,366,558
Disposal groups classified as held for sale
Disposal groups classified as held for sale
Assets	€ 507,600
Disposal group classified as held for sale in Sub-Saharan Africa | Care Delivery
Disposal groups classified as held for sale
Number of renal dialysis clinics to be sold | item	51
Disposal group classified as held for sale in Guatemala, Curacao and Peru | Non-recurring fair value measurement
Disposal groups classified as held for sale
Assets	€ 7,824
Disposal group classified as held for sale in Guatemala, Curacao and Peru | Care Delivery
Disposal groups classified as held for sale
Number of renal dialysis clinics to be sold | item	10